INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($)	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 13,055,795	$ 12,451,818	$ 10,754,202
Allowance for bad debt	65,281	43,774	38,051
Stock-based compensation	2,167,730	1,878,672	1,493,004
Depreciation	10,702	2,548
Gross deferred tax asset	15,299,508	14,376,812	12,285,257
Less: deferred tax asset valuation allowance	$ (15,299,508)	$ (14,376,812)	(12,282,630)
Total net deferred tax asset			2,627
Less: Deferred tax liability - depreciation			$ (2,627)
Net deferred taxes